Earnings Per Share	12 Months Ended
Oct. 31, 2022
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Earnings Per Share
Note 23: Earnings Per Share
Basic earnings per share is calculated by dividing net income, after deducting dividends payable on preferred shares and distributions payable on other equity instruments, by the daily average number of fully paid common shares outstanding throughout the year.
Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact of instruments convertible into our common shares.
The following table presents our basic and diluted earnings per share:

Basic Earnings Per Common Share (Canadian $ in millions, except as noted)	2022	2021
Net income	13,537	7,754
Dividends on preferred shares and distributions on other equity instruments	(231)	(244)
Net income available to common shareholders	13,306	7,510
Weighted-average number of common shares outstanding (in thousands)	663,990	647,163
Basic earnings per common share (Canadian $)	20.04	11.60

Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	13,306	7,510
Weighted-average number of common shares outstanding (in thousands)	663,990	647,163
Effect of dilutive instruments
Stock options potentially exercisable (1)	5,178	6,403
Common shares potentially repurchased	(3,461)	(4,890)
Weighted-average number of diluted common shares outstanding (in thousands)	665,707	648,676
Diluted earnings per common share (Canadian $)	19.99	11.58

(1)
In computing diluted earnings per share, we
 excluded average stock options outstanding of 943,741 with
a
weighted
-
average
exercise price of $143.52 for the year ended October 31, 2022. For the year ended October 31, 2021, we did
not
exclude any stock options outstanding

as the average share price for the year exceeded the exercise price.